Quarterly Report
June 30, 2022
MFS®  International New Discovery Fund
MIO-Q3

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.3%
Aerospace & Defense – 1.0%
LISI Group	608,820	$11,662,876
MTU Aero Engines Holding AG	38,986	7,096,579
Saab AB, “B”	176,165	7,277,532
Singapore Technologies Engineering Ltd.	12,378,800	36,353,202
		$62,390,189
Airlines – 0.7%
Auckland International Airport Ltd. (a)	2,773,766	$12,438,313
Enav S.p.A.	4,662,291	19,474,990
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	569,903	7,937,747
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	28,809	5,657,799
		$45,508,849
Alcoholic Beverages – 0.8%
Carlsberg Group	132,479	$16,873,571
China Resources Beer Holdings Co. Ltd.	4,316,000	32,176,939
		$49,050,510
Apparel Manufacturers – 0.5%
Burberry Group PLC	574,654	$11,479,227
Coats Group PLC	5,250,030	3,981,507
Pacific Textiles Holdings Ltd.	38,809,000	15,529,930
		$30,990,664
Automotive – 2.8%
Cie Plastic Omnium S.A.	319,197	$5,529,326
Daikyonishikawa Corp. (l)	332,421	1,276,469
Hero MotoCorp Ltd.	591,167	20,358,946
Koito Manufacturing Co. Ltd.	645,800	20,490,633
Mahindra & Mahindra Ltd.	2,443,663	33,825,575
NGK Spark Plug Co. Ltd	837,800	15,208,589
PT United Tractors Tbk	17,347,600	33,070,773
Stanley Electric Co. Ltd.	871,131	14,304,834
TS Tech Co. Ltd.	997,300	10,341,989
USS Co. Ltd.	1,289,200	22,319,655
		$176,726,789
Biotechnology – 0.7%
Abcam PLC (a)	495,341	$7,103,088
Virbac S.A.	88,791	34,567,528
		$41,670,616
Broadcasting – 0.3%
4imprint Group PLC	143,051	$4,039,955
Nippon Television Holdings, Inc. (l)	767,100	6,824,069
TBS Holdings, Inc.	891,400	11,162,210
		$22,026,234
Brokerage & Asset Managers – 3.0%
ASX Ltd.	329,604	$18,589,774
Bolsa Mexicana de Valores S.A. de C.V.	5,389,000	9,564,306
Euronext N.V.	228,582	18,660,361
Hargreaves Lansdown PLC	770,285	7,386,948
IPH Ltd.	6,793,970	38,266,629
JAFCO Group Co. Ltd.	197,100	2,376,589
Japan Exchange Group, Inc.	145,300	2,096,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Moscow Exchange MICEX-RTS PJSC (a)(u)	7,428,305	$0
Omni Bridgeway Ltd. (a)	5,790,314	14,188,513
Partners Group Holding AG	3,296	2,969,904
Pinnacle Investment Management Group Ltd.	1,139,173	5,527,789
Rathbones Group PLC	963,150	22,768,833
Schroders PLC	735,528	23,923,972
TMX Group Ltd.	191,146	19,453,174
		$185,773,618
Business Services – 7.3%
AEON Delight Co. Ltd.	295,700	$6,466,258
Amadeus Fire AG	143,485	17,893,448
Bunzl PLC	774,450	25,633,046
Central Automotive Products Ltd.	47,300	818,547
Compass Group PLC	1,325,120	27,099,552
Comture Corp.	667,200	12,986,993
Doshisha Co. Ltd.	141,800	1,641,862
Electrocomponents PLC	4,251,051	44,969,050
Eurofins Scientific SE	33,073	2,602,186
Fuji Soft, Inc. (l)	339,500	19,417,158
Fullcast Holdings Co., Ltd.	747,500	11,971,680
Gruppo Mutuionline S.p.A.	143,416	3,625,062
Imdex Ltd.	5,729,660	7,296,786
Intertek Group PLC	495,834	25,386,521
Iwatani Corp.	493,800	19,034,301
Johnson Service Group PLC (a)	2,118,752	2,568,840
Karnov Group AB (a)	1,201,680	7,177,365
Nomura Research Institute Ltd.	664,400	17,677,506
NS Solutions Corp.	3,613,300	96,404,378
Pasona Group, Inc.	612,500	8,486,881
San-Ai Obbli Co. Ltd.	3,112,500	22,091,226
SCSK Corp.	848,700	14,361,846
Sodexo	382,038	26,847,922
Sohgo Security Services Co. Ltd.	569,000	15,810,215
Thoughtworks Holding, Inc. (a)	105,309	1,485,910
TIS, Inc.	546,200	14,311,181
		$454,065,720
Chemicals – 0.9%
IMCD Group N.V.	226,976	$31,147,701
JCU Corp.	676,100	16,867,619
KH Neochem Co. Ltd.	409,600	7,507,925
		$55,523,245
Computer Software – 3.6%
ARGO GRAPHICS, Inc.	688,500	$16,263,580
Douzone Bizon Co. Ltd.	447,057	12,567,453
EMIS Group PLC	489,193	11,100,020
OBIC Business Consultants Co. Ltd.	91,900	3,159,740
OBIC Co. Ltd.	735,100	103,969,406
Oracle Corp. Japan	255,700	14,812,809
PCA Corp. (h)	1,398,900	11,970,245
Sage Group PLC	679,854	5,253,518
SimCorp A/S	68,114	4,944,288
Temairazu, Inc. (l)	261,400	9,902,683
Totvs S.A.	1,920,700	8,536,526
Wisetech Global Ltd.	734,051	19,177,789
		$221,658,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.7%
Alten S.A.	139,757	$15,202,376
Amadeus IT Group S.A. (a)	732,307	40,796,107
Cancom SE	431,801	14,525,438
DTS Corp.	633,900	14,086,148
Elecom Co. Ltd.	850,200	9,549,711
Kardex Holding AG	93,704	15,567,438
Pole To Win Holdings, Inc.	1,706,900	11,674,552
Temenos AG	86,543	7,399,193
Toshiba Tec Corp.	209,700	6,707,680
Venture Corp. Ltd.	2,727,700	32,650,724
		$168,159,367
Conglomerates – 0.3%
Ansell Ltd.	1,061,273	$16,291,772
Construction – 3.8%
Bellway PLC	610,687	$15,953,134
Breedon Group PLC	64,306,345	44,541,385
Buzzi Unicem S.p.A.	471,073	7,706,047
Forterra PLC (h)	15,323,819	49,898,607
Grupo Cementos de Chihuahua S.A.B. de C.V.	2,221,736	13,888,681
Ibstock PLC	4,572,917	9,212,743
Kingspan Group PLC	74,417	4,470,117
Marshalls PLC	1,037,459	5,657,787
PT Indocement Tunggal Prakarsa Tbk	24,754,200	15,743,987
Reliance Worldwide Corp.	3,732,709	10,409,070
Rinnai Corp.	89,900	6,181,950
Somfy S.A.	96,080	12,485,192
Techtronic Industries Co. Ltd.	1,483,000	15,469,179
Toto Ltd.	145,700	4,810,849
Zhejiang Supor Co. Ltd.	2,302,302	19,376,439
		$235,805,167
Consumer Products – 1.9%
Amorepacific Corp.	208,183	$20,843,954
Dabur India Ltd.	1,800,271	11,305,763
Essity AB	864,312	22,567,290
Kobayashi Pharmaceutical Co. Ltd. (l)	273,600	16,858,019
Lion Corp.	1,082,500	11,935,584
Mitsubishi Pencil Co. Ltd. (l)	231,500	2,504,732
PZ Cussons PLC	364,404	872,983
Uni-Charm Corp.	883,600	29,566,215
		$116,454,540
Consumer Services – 1.3%
Afya Ltd. (a)	559,664	$5,568,657
Asante, Inc. (l)	170,200	1,869,089
Carsales.com Ltd.	388,726	4,934,370
Carsales.com Ltd. (a)	93,444	1,186,150
Heian Ceremony Service Co.	363,967	2,065,556
Localiza Rent a Car S.A.	1,036,200	10,376,949
Meitec Corp.	1,115,700	17,983,755
Park24 Co. Ltd. (a)	358,200	4,955,346
Seek Ltd.	663,791	9,621,816
Trip.com Group Ltd. (a)	364,981	10,307,360
Webjet Ltd. (a)(l)	2,591,938	9,553,715
		$78,422,763

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.1%
Mayr-Melnhof Karton AG	133,652	$22,689,819
SIG Combibloc Group AG	1,901,927	41,877,657
Toyo Seikan Group Holdings, Ltd.	1,427,000	14,924,182
Verallia	1,194,327	28,511,334
Viscofan S.A.	372,627	20,500,960
		$128,503,952
Electrical Equipment – 2.7%
Advantech Co. Ltd.	1,994,191	$23,205,815
Bharat Heavy Electricals Ltd. (a)	14,453,222	8,226,564
Halma PLC	626,075	15,311,013
Legrand S.A.	604,998	44,672,179
LS Electric Co. Ltd.	622,072	27,596,540
OMRON Corp.	208,121	10,570,178
Sagami Rubber Industries Co. Ltd.	264,700	1,470,989
TAKUMA Co. Ltd.	969,000	9,477,174
Voltronic Power Technology Corp.	502,659	24,428,414
		$164,958,866
Electronics – 3.1%
Amano Corp.	246,720	$4,264,139
ASM International N.V.	109,004	27,255,455
ASM Pacific Technology Ltd.	2,718,200	23,088,142
Cembre S.p.A.	542,000	14,199,722
Chroma Ate, Inc. (a)	5,253,000	27,030,420
Fukui Computer Holdings, Inc.	205,100	5,162,268
Hirose Electric Co. Ltd.	87,800	11,654,466
INTER ACTION Corp.	467,700	6,463,278
Iriso Electronics Co. Ltd.	218,500	5,177,458
Melexis N.V.	178,211	12,783,463
Tripod Technology Corp.	7,069,000	26,508,601
WIN Semiconductors Corp.	2,853,000	18,470,833
Zuken, Inc.	559,300	12,593,319
		$194,651,564
Energy - Integrated – 0.4%
Capricorn Energy PLC (a)	545,875	$1,448,596
Galp Energia SGPS S.A., “B”	2,267,659	26,579,959
		$28,028,555
Engineering - Construction – 0.8%
Babcock International Group PLC (a)	1,393,969	$5,239,961
Comsys Holdings Corp.	384,800	7,334,115
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	4,200,348	7,811,881
Doosan Bobcat, Inc.	830,627	18,488,232
JGC Holdings Corp.	257,000	3,322,361
Prologis Peroperty Mexico S.A. de C.V., REIT	1,795,595	4,709,201
		$46,905,751
Entertainment – 1.3%
CTS Eventim AG (a)	779,051	$40,820,325
Lottery Corp. Ltd. (a)	1,798,690	5,611,787
Toei Co. Ltd.	79,400	10,404,864
Toho Co. Ltd.	605,800	21,900,420
		$78,737,396

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 5.9%
ARIAKE JAPAN Co. Ltd.	143,600	$5,905,719
AVI Ltd.	4,871,301	19,678,334
Bakkafrost P/f	603,953	38,629,642
Britvic PLC	655,513	6,471,423
Cranswick PLC	893,150	33,334,518
Ezaki Glico Co. Ltd. (l)	454,000	13,133,476
Greencore Group PLC (a)	1,183,806	1,430,960
Gruma S.A.B. de C.V.	662,620	7,333,155
Kato Sangyo Co. Ltd.	648,500	15,557,691
Kerry Group PLC	206,732	19,788,336
Kikkoman Corp.	121,900	6,468,750
Morinaga & Co. Ltd.	878,000	28,149,322
Orion Corp.	370,291	29,659,784
S Foods, Inc.	841,000	19,308,041
Shenguan Holdings Group Ltd.	13,203,505	706,718
T. Hasegawa Co. Ltd. (h)	3,128,400	63,614,797
Takasago International Corp.	161,300	2,893,604
Tate & Lyle PLC	376,983	3,439,007
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	23,181,037
Universal Robina Corp.	13,463,790	27,179,789
		$365,864,103
Food & Drug Stores – 1.3%
Cosmos Pharmaceutical Corp.	59,200	$5,685,259
DFI Retail Group Holdings Ltd.	6,359,109	18,632,189
JM Holdings Co. Ltd.	253,700	2,969,307
Patlac Corp.	463,300	14,341,539
San-A Co. Ltd.	87,700	2,650,133
Sendas Distribuidora S.A.	1,753,600	4,781,525
Spencer's Retail Ltd. (a)	723,473	636,695
Sugi Holdings Co. Ltd.	234,200	10,270,416
Sundrug Co. Ltd.	1,075,300	24,013,554
		$83,980,617
Forest & Paper Products – 0.2%
Suzano S.A.	1,122,200	$10,654,944
Furniture & Appliances – 1.1%
Codan Ltd.	1,527,194	$7,336,854
Howden Joinery Group PLC	2,994,984	21,969,555
Paramount Bed Holdings Co. Ltd.	1,356,400	22,013,508
SEB S.A.	162,083	15,550,214
Zojirushi Corp.	177,300	1,804,623
		$68,674,754
Gaming & Lodging – 0.9%
Flutter Entertainment PLC (a)	256,933	$25,784,309
Shangri-La Asia Ltd. (a)	29,944,000	24,270,255
Tabcorp Holdings Ltd.	5,767,252	4,239,601
		$54,294,165
General Merchandise – 1.0%
Dollarama, Inc.	841,907	$48,478,983
Falabella S.A.	3,015,393	7,064,889
Magazine Luiza S.A.	5,190,959	2,321,001
Seria Co. Ltd.	183,200	3,254,068
		$61,118,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.9%
Admiral Group PLC	212,870	$5,814,802
AUB Group Ltd.	2,779,348	33,918,107
Hiscox Ltd.	1,978,378	22,695,627
Samsung Fire & Marine Insurance Co. Ltd.	174,448	27,005,582
Steadfast Group Ltd.	7,747,030	26,843,885
		$116,278,003
Internet – 2.3%
Allegro.EU S.A. (a)	1,061,840	$5,649,925
Auto Trader Group PLC	2,921,358	19,736,739
Demae-Can Co. Ltd. (a)(l)	607,900	1,926,570
Digital Garage, Inc.	353,700	9,567,210
Kakaku.com, Inc.	556,300	9,175,998
MakeMyTrip Ltd. (a)	1,069,505	27,464,888
Moneysupermarket.com Group PLC	8,111,982	17,191,880
Proto Corp.	1,137,400	8,533,853
Rakuten Group, Inc.	119,300	538,116
Rightmove PLC	2,982,371	20,635,422
Scout24 AG	468,540	24,054,408
		$144,475,009
Leisure & Toys – 1.1%
Bandai Namco Holdings, Inc.	54,800	$3,868,877
DeNA Co. Ltd.	339,900	4,732,246
GungHo Online Entertainment, Inc.	326,600	5,765,087
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	2,293,047
Konami Holdings Corp.	80,900	4,477,882
NCSoft Corp.	46,283	12,458,340
Thule Group AB (l)	296,227	7,276,995
VTech Holdings Ltd.	3,825,465	30,079,929
		$70,952,403
Machinery & Tools – 5.2%
Aalberts Industries N.V.	314,000	$12,237,604
AirTAC International Group (a)	306,000	10,198,799
Azbil Corp.	820,800	21,566,568
Carel Industries S.p.A.	146,649	2,913,788
Daifuku Co. Ltd.	84,700	4,844,281
Fuji Seal International, Inc.	1,662,300	18,058,890
Fujitec Co. Ltd.	1,443,300	31,965,776
Fukushima Galilei Co. Ltd.	610,000	15,510,761
GEA Group AG	1,326,234	45,711,408
Haitian International Holdings Ltd.	13,725,000	35,069,869
METAWATER Co. Ltd.	1,086,000	16,104,304
MISUMI Group, Inc.	225,900	4,761,748
MonotaRO Co. Ltd.	778,600	11,568,821
Nabtesco Corp. (l)	815,900	19,062,522
Nissei ASB Machine Co. Ltd.	151,400	3,950,147
NOHMI BOSAI Ltd.	678,100	9,265,901
Obara Group, Inc. (l)	128,500	2,738,012
Rational AG	2,758	1,602,642
Rotork PLC	855,644	2,506,031
Seven Group Holdings Ltd.	854,484	9,796,704
Shima Seiki Manufacturing Ltd.	191,900	2,954,592
Spirax-Sarco Engineering PLC	110,367	13,271,068
THK Co. Ltd.	133,700	2,509,831
Valmet Oyj	516,500	12,671,041
VAT Group AG	46,200	11,014,634
		$321,855,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.1%
Resona Holdings, Inc.	2,456,600	$9,199,576
Medical & Health Technology & Services – 1.2%
ARATA Corp.	148,400	$4,271,094
AS ONE Corp.	358,400	14,132,076
BML, Inc.	587,500	15,263,396
Burning Rock Biotech Ltd., ADR (a)	285,384	830,468
DKSH Holding Ltd.	45,850	3,784,612
Guangzhou KingMed Diagnostics Group Co. Ltd.	668,700	8,245,998
Hapvida Participacoes e Investimentos S.A.	4,186,300	4,375,519
Hogy Medical Co. Ltd.	79,600	1,765,890
ICON PLC (a)	40,266	8,725,642
Medipal Holdings Corp.	724,100	10,214,677
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	2,276,991
		$73,886,363
Medical Equipment – 3.6%
ConvaTec Group PLC	3,915,066	$10,694,477
Demant A.S. (a)	271,692	10,193,881
Eiken Chemical Co. Ltd.	753,900	9,912,718
Fukuda Denshi Co. Ltd.	312,700	17,054,687
Gerresheimer AG	485,954	31,573,841
JEOL Ltd.	239,800	9,243,470
Nakanishi, Inc.	2,268,700	40,013,260
Nihon Kohden Corp.	521,600	10,664,198
PerkinElmer, Inc.	20,198	2,872,560
Shimadzu Corp.	624,700	19,752,086
Smith & Nephew PLC	1,794,613	25,068,083
Sonova Holding AG	104,118	33,155,473
Straumann Group	11,710	1,406,328
		$221,605,062
Metals & Mining – 0.6%
Deterra Royalties Ltd.	3,908,506	$11,438,868
Iluka Resources Ltd.	2,666,873	17,377,238
MOIL Ltd.	6,090,545	10,804,842
		$39,620,948
Natural Gas - Distribution – 1.5%
China Resources Gas Group Ltd.	6,976,000	$32,493,857
DCC PLC	419,603	26,039,704
Italgas S.p.A.	5,939,723	34,577,279
		$93,110,840
Other Banks & Diversified Financials – 3.9%
AEON Financial Service Co. Ltd.	2,490,600	$23,459,513
AEON Thana Sinsap Public Co. Ltd.	2,563,700	12,508,507
Allfunds Group PLC	645,334	4,977,404
Banco Santander Chile S.A.	157,118,269	6,343,630
Bancolombia S.A., ADR	188,347	5,806,738
Bank of Kyoto Ltd.	430,900	18,356,442
Chiba Bank Ltd.	3,432,551	18,746,464
Credicorp Ltd.	45,767	5,487,921
E.Sun Financial Holding Co. Ltd.	19,326,892	18,850,114
FinecoBank S.p.A.	921,506	11,028,205
Iress Ltd.	1,560,926	12,401,210
Julius Baer Group Ltd.	391,642	18,067,264
Jyske Bank A.S. (a)	285,747	13,950,072
Metropolitan Bank & Trust Co.	27,226,417	23,668,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Shizuoka Bank Ltd.	2,346,200	$14,093,109
Shriram Transport Finance Co. Ltd.	2,154,616	34,959,223
		$242,704,503
Pharmaceuticals – 1.6%
Daito Pharmaceutical Co. Ltd.	632,900	$12,986,391
Genomma Lab Internacional S.A., “B” (l)	10,386,264	10,396,852
Hypera S.A.	1,439,745	10,464,970
Ipca Laboratories Ltd.	604,371	6,868,505
Kalbe Farma Tbk PT	320,876,300	35,754,634
Santen Pharmaceutical Co. Ltd.	2,042,300	16,015,678
Suzuken Co. Ltd./Aichi Japan	339,200	9,587,500
		$102,074,530
Pollution Control – 1.1%
Daiseki Co. Ltd.	2,215,440	$69,232,500
Precious Metals & Minerals – 0.5%
Agnico Eagle Mines Ltd.	635,959	$29,110,243
Compania de Minas Buenaventura S.A.A., ADR	392,797	2,592,460
		$31,702,703
Printing & Publishing – 0.4%
China Literature Ltd. (a)	2,235,200	$10,796,004
Wolters Kluwer N.V.	177,849	17,251,042
		$28,047,046
Railroad & Shipping – 0.6%
DFDS A.S.	147,164	$4,449,619
Rumo S.A.	2,763,468	8,432,790
Sankyu, Inc.	610,100	17,536,778
Senko Group Holdings Co. Ltd.	657,300	4,253,459
		$34,672,646
Real Estate – 3.8%
Ascendas India Trust, REIT	12,556,800	$10,574,718
Big Yellow Group PLC, REIT	1,051,241	16,789,345
CapitaLand Investment Ltd.	5,080,900	13,970,372
CDL Hospitality Trusts, REIT	460,877	421,301
City Developments Ltd.	2,898,600	17,003,952
Embassy Office Parks REIT	3,371,200	15,974,380
ESR Cayman Ltd. (a)	6,615,600	17,873,620
LEG Immobilien SE	642,550	53,276,265
Mapletree Commercial Trust, REIT	10,507,100	13,840,058
Midland Holdings Ltd. (a)(h)	43,113,000	4,120,756
Shaftesbury PLC, REIT	1,325,995	8,425,778
Swire Properties Ltd.	6,712,000	16,662,813
TAG Immobilien AG	639,688	7,300,232
Unite Group PLC, REIT	2,860,013	37,043,094
		$233,276,684
Restaurants – 1.0%
Cafe de Coral Holdings Ltd.	16,092,000	$25,880,746
Greggs PLC	1,678,687	36,945,860
		$62,826,606

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 4.9%
Air Water, Inc.	783,300	$9,837,435
Borregaard ASA	112,533	1,830,288
Croda International PLC	691,556	54,483,310
Essentra PLC	8,149,918	24,653,425
Japan Pure Chemical Co. Ltd.	41,700	695,820
Kansai Paint Co. Ltd.	1,037,000	13,222,361
Kureha Corp.	137,000	9,663,104
Nihon Parkerizing Co. Ltd.	1,049,600	6,892,642
Nitto Denko Corp.	144,400	9,344,281
NOF Corp.	320,000	11,863,208
Orbia Advance Corp. S.A.B. de C.V.	2,872,244	6,721,589
Sika AG	177,530	40,911,957
SK KAKEN Co. Ltd.	118,100	28,245,467
Symrise AG	735,961	80,094,347
Taisei Lamick Co. Ltd.	219,800	4,249,229
		$302,708,463
Specialty Stores – 2.0%
ABC-Mart, Inc.	192,300	$8,503,832
Just Eat Takeaway (a)	1,208,551	19,081,104
Just Eat Takeaway.com (a)	75,723	1,189,829
Kitanotatsujin Corp. (l)	1,132,600	1,702,907
Lojas Renner S.A.	2,236,999	9,668,750
Multiplan Empreendimentos Imobiliarios S.A.	4,621,720	19,384,298
Nishimatsuya Chain Co. Ltd.	1,791,800	18,871,478
Ryohin Keikaku Co. Ltd.	1,186,100	12,090,038
Shimamura Co. Ltd.	52,800	4,634,788
Vipshop Holdings Ltd., ADR (a)	810,507	8,015,914
ZOZO, Inc.	1,281,600	23,094,870
		$126,237,808
Telecommunications - Wireless – 0.9%
Cellnex Telecom S.A.	1,466,587	$56,911,772
Telephone Services – 1.1%
Helios Towers PLC (a)	3,888,393	$5,722,609
Hellenic Telecommunications Organization S.A.	1,901,706	33,022,234
Infrastrutture Wireless Italiane S.p.A.	1,249,006	12,675,347
NOS, SGPS S.A.	2,166,413	8,708,842
Operadora de Sites Mexicanos, S.A. de C.V., REIT, “A-1” (l)	6,836,700	7,924,786
		$68,053,818
Tobacco – 0.5%
Swedish Match AB	3,231,010	$32,910,994
Trucking – 2.0%
Freightways Ltd.	1,868,239	$10,676,299
Hamakyorex Co. Ltd.	114,900	2,427,059
Kintetsu World Express, Inc.	277,200	8,519,487
Mainfreight Ltd.	262,213	11,447,183
Seino Holdings Co. Ltd.	3,715,600	29,740,136
SG Holdings Co. Ltd.	1,607,700	27,122,828
Trancom Co. Ltd.	95,100	4,787,242
Yamato Holdings Co. Ltd.	1,901,400	30,410,068
		$125,130,302

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 0.9%
CESC Ltd.	30,954,810	$27,908,227
Energisa S.A., IEU	1,279,200	9,862,657
Equatorial Energia S.A.	2,025,500	8,839,756
Transmissora Alianca de Energia Eletrica S.A., IEU	1,121,343	8,274,898
		$54,885,538
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	36,715,629	$5,907,549
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	3,913,665
		$9,821,214
Total Common Stocks		$5,919,072,781
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	2,660,500	$11,361,946
Investment Companies (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 1.21% (v)	246,370,305	$246,345,668
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund – Class IM Shares, 1.36% (j)	25,025,171	$25,025,171

Other Assets, Less Liabilities – 0.1%		6,967,645
Net Assets – 100.0%		$6,208,773,211
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $375,950,073 and $5,825,855,493, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,907,252,388	$—	$—	$1,907,252,388
United Kingdom	790,170,407	—	—	790,170,407
Germany	323,948,933	—	—	323,948,933
Australia	282,822,277	1,186,150	—	284,008,427
France	216,291,494	—	—	216,291,494
India	198,333,608	—	—	198,333,608
Hong Kong	191,607,559	—	—	191,607,559
China	181,200,603	—	—	181,200,603
Switzerland	176,154,460	—	—	176,154,460
Other Countries	1,648,958,341	12,508,507	0	1,661,466,848
Mutual Funds	271,370,839	—	—	271,370,839
Total	$6,188,110,909	$13,694,657	$0	$6,201,805,566
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 9/30/21	$—
Transfers into level 3	0
Balance as of 6/30/22	$0
At June 30, 2022, the fund held one level 3 security.
(2) Securities Lending Collateral
At June 30, 2022, the value of securities loaned was $39,187,834. These loans were collateralized by cash of $25,025,171 and U.S. Treasury Obligations (held by the lending agent) of $16,421,081.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$57,296,296	$—	$—	$—	$(7,397,689)	$49,898,607
MFS Institutional Money Market Portfolio	45,980,405	1,106,043,060	905,651,731	(3,998)	(22,068)	246,345,668
Midland Holdings Ltd.	6,537,244	—	—	—	(2,416,488)	4,120,756
PCA Corp.	22,610,843	—	—	—	(10,640,598)	11,970,245
T. Hasegawa Co. Ltd.	74,674,485	—	—	—	(11,059,688)	63,614,797
	$207,099,273	$1,106,043,060	$905,651,731	$(3,998)	$(31,536,531)	$375,950,073
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$1,268,740	$—
MFS Institutional Money Market Portfolio	436,383	—
Midland Holdings Ltd.	—	—
PCA Corp.	247,158	—
T. Hasegawa Co. Ltd.	790,470	—
	$2,742,751	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.